EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE [abstract]
EARNINGS PER SHARE

19.    EARNINGS PER SHARE

	Years ended December 31,
	2023	2022
Basic:
Net loss attributable to Fortuna shareholders	$(50,836)	$(128,132)
Weighted average number of shares (000's)	295,067	291,281
Loss per share - basic	$(0.17)	$(0.44)

	Years ended December 31,
	2023	2022
Diluted:
Net loss attributable to Fortuna shareholders	$(50,836)	$(128,132)
Diluted net loss for the period	$(50,836)	$(128,132)

Weighted average number of shares (000's)	295,067	291,281
Weighted average diluted number of shares (000's)	295,067	291,281
Loss per share - diluted	$(0.17)	$(0.44)

For the year ended December 31, 2023, nil (December 31, 2022 – 509,468) out of the money options, 1,657,298 (December 31, 2022 – 2,380,857) share units, and 9,143,000 (December 31, 2022 – 9,176,000) potential shares issuable on conversion of the debentures were excluded from the diluted earnings per share calculation. These items were excluded from the diluted earnings per share calculations as their effect would have been anti-dilutive.